Material Related Party Transactions (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material Related Party Transactions (Details) [Line Items]
Total interest expense		¥ 731,315,365	¥ 1,309,835,699	¥ 1,943,059,522
Amount of interest expense generated from borrowings				610,405
Fanhua Inc and Its Subsidiaries [Member]
Material Related Party Transactions (Details) [Line Items]
Percentage of equity interests owns of CISG Holdings Limited		100.00%
Fanhua Inc and Its Subsidiaries [Member] | Jinghua Structure Fund Twenty Seven [Member]
Material Related Party Transactions (Details) [Line Items]
Valid term of contract	10 years
Senior units	¥ 115,000,000
Intermediate units	23,000,000
Subordinated units	¥ 15,350,000
Total interest expense				¥ 6,308,306
Board of Directors Chairman [Member]
Material Related Party Transactions (Details) [Line Items]
Loan agreement as lender					¥ 5,010,800
Interest rate					0.02%